Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Convertible debentures, discounts	$ 790,621	$ 241,634
Short term debt, discounts	432,190	60
Long term debt, discounts	$ 0	$ 885,271
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	580,716,669	524,394,239
Common stock, shares outstanding	580,716,669	524,394,239
Common stock, subscription payable	0	1,000,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000	2,000,000
Preferred stock, shares outstanding	2,000,000	2,000,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	12,000,000	12,000,000
Preferred stock, shares issued	12,000,000	12,000,000
Preferred stock, shares outstanding	12,000,000	12,000,000